Note 5. Stockholders' Equity (Details Narrative) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Cash dividends paid	$ 117,286	$ 115,751	$ 270,590	$ 0